Note 21 - Capital Expenditures Incurred by Geographic Destination (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
The Company's gross sales, classified by geographic destination
Brazil	$ 111,192	$ 87,183	$ 106,350
International	39,660	28,709	40,179
Total Company's gross sales, classified by geographic destination	$ 150,852	$ 115,892	$ 146,529